Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets:
Operating leases, net	$ 70.4	$ 60.9
Finance leases, net	2.7	3.0
Total right-of-use assets	73.1	63.9
Operating leases:
Current	21.6	19.0
Non-Current	63.9	59.4
Total operating lease liabilities	85.5	78.4
Finance leases:
Current	1.1	1.2
Non-Current	1.9	2.1
Total finance lease liabilities	3.0	3.3
Total lease liabilities	$ 88.5	$ 81.7
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities